Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	₩ 18,624,651	₩ 17,740,716	₩ 16,873,960
Domestic [member]
Disclosure of operating segments [line items]
Revenue	18,608,000	17,680,000	16,656,000
Non-current assets	22,242,000	20,678,000	20,040,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 63,000	₩ 63,000	₩ 72,000